Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of provision for (benefit from) income taxes
Federal
State			48,232
Foreign			106,217
Total current			154,449
Deferred:
Federal	(220,700)		(2,530,775)
State			(270,197)
Total deferred	(220,700)		(2,800,972)
Total income tax benefit	$ (220,700)		$ (2,800,972)